Revenue and Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of disaggregation of revenue
	Years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Revenue from contracts with customers
General adult English training	690,534	240,103	96,605
Overseas training services	203,677	130,567	151,110
Online English training	260,263	289,715	290,352
Junior English training	167,924	130,348	97,984
Sales of goods	93,454	93,397	80,190
Others English language-related services	32,047	12,905	12,755

Total	1,447,899	897,035	728,996

Schedule of segment revenue and results
		Year ended December 31, 2019
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

Disaggregated by timing of revenue recognition
Point in time	93,454	-	-	-	93,454
Overtime	690,534	203,677	260,263	167,924	1,322,398

Revenue from external customers	783,988	203,677	260,263	167,924	1,415,852

Reportable segment revenue	783,988	203,677	260,263	167,924	1,415,852

Reportable segment gross profit	422,517	86,358	104,620	61,070	674,565

		Year ended December 31, 2020
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

Disaggregated by timing of revenue recognition
Point in time	93,397				93,397
Overtime	240,103	130,567	289,715	130,348	790,733

Revenue from external customers	333,500	130,567	289,715	130,348	884,130

Reportable segment revenue	333,500	130,567	289,715	130,348	884,130

Reportable segment gross profit	104,875	34,318	119,438	27,933	286,564

		Year ended December 31, 2021
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

Disaggregated by timing of revenue recognition
Point in time	80,190	-	-	-	80,190
Overtime	96,605	151,110	290,352	97,984	636,051

Revenue from external customers	176,795	151,110	290,352	97,984	716,241

Reportable segment revenue	176,795	151,110	290,352	97,984	716,241

Reportable segment gross profit	38,880	48,954	148,490	10,034	246,358

Schedule of reconciliations of reportable segment revenues
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Revenue
Reportable segment revenue	1,415,852	884,130	716,241
Other revenue	32,047	12,905	12,755

Consolidated revenue (note 18(a))	1,447,899	897,035	728,996

Profit
Reportable segment profit	674,565	286,564	246,358
Other profit	31,040	12,592	12,721

Reportable segment profit derived from Group’s external customers	705,605	299,156	259,079

Selling and marketing expenses	(437,986)	(310,433)	(250,850)
General and administrative expenses	(329,828)	(238,592)	(300,596)
Research and development expenses	(32,333)	(31,878)	(18,413)
Interest income	1,633	448	340
Interest expenses	(2,453)	(6,101)	(2,400)
Foreign currency exchange loss, net	(19)	(382)	(9,678)
Gains/(losses) on disposal and closure of subsidiaries and branches	583	(31,884)	(37,829)
Gains on available-for-sale investments	-	-
Gains on Short-term investments	-	495	-
Government grants	5,773	28,124	7,969
Equity in income on equity method investments	2,658	(1,532)	(149)
Depreciation and amortization	(23,414)	(16,469)	(15,121)
Share-based compensation expenses	(96,661)	(52,256)	(23,334)
Warrant financing	-	(41,118)	(2,404)
Others, net	4,044	4,640	634
Unallocated head office and corporate expenses	(13,062)	(9,198)	(13,784)

Consolidated loss before income tax	(215,460)	(406,980)	(406,536)